ICON FLEXIBLE BOND FUND

Portfolio of Investments

September 30, 2022

Security Description	Shares	Value
Common Stock (5.83%)

Financial (5.83%)
Annaly Capital Management Inc	67,166	$1,152,569
Ares Capital Corp#	28,000	472,640
First Reserve Sustainable Growth Corp*	48,272	474,031
FTAC Emerald Acquisition Corp*	75,095	732,927
Graf Acquisition Corp IV*	65,772	641,277
Liberty Media Acquisition Corp*	79,106	786,314
Live Oak Mobility Acquisition Corp	85,097	835,653
Main Street Capital Corp#	8,161	274,536
MSD Acquisition Corp*	21,775	215,573
STORE Capital Corp	90,000	2,819,700
Total Common Stock (Cost $8,929,779)		8,405,220

Security Description	Par Value
Corporate Debt (69.53%)

Communications (7.33%)
Cincinnati Bell Telephone Co LLC, 6.300%, 12/1/2028	3,610,000	3,221,925
Hughes Satellite Systems Corp, 5.250%, 8/1/2026	3,000,000	2,741,183
Uber Technologies Inc, 8.000%, 11/1/2026 (144A)	1,500,000	1,505,625
The Walt Disney Co, 7.750%, 2/1/2024	3,000,000	3,096,000
Total Communications		10,564,733

Consumer, Cyclical (15.10%)
Abercrombie & Fitch Management Co, 8.750%, 7/15/2025 (144A)	1,000,000	975,000
Air Canada 2015-1 Class B Pass Through Trust, 3.875%, 3/15/2023 (144A)	705,626	697,060
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 2/15/2025	2,577,500	2,344,294
Beazer Homes USA Inc, 6.750%, 3/15/2025	1,000,000	927,500
G-III Apparel Group Ltd, 7.875%, 8/15/2025 (144A)	1,850,000	1,678,875
Guitar Center Inc, 8.500%, 1/15/2026	1,000,000	885,880
IHO Verwaltungs GmbH, 4.750%, 9/15/2026 (144A)	1,000,000	849,400
JetBlue 2019-1 Class B Pass Through Trust, 8.000%, 11/15/2027	3,886,772	3,814,384
JetBlue 2020-1 Class B Pass Through Trust, 7.750%, 11/15/2028	1,686,984	1,617,751
KB Home, 7.625%, 5/15/2023*	1,000,000	998,850
MGM Resorts International, 6.750%, 5/1/2025	2,500,000	2,462,575
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 6/20/2027 (144A)	950,000	926,644
SeaWorld Parks & Entertainment Inc, 8.750%, 5/1/2025 (144A)	355,000	362,100
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 8.000%, 9/20/2025 (144A)	1,500,000	1,508,745
US Airways 2011-1 Class A Pass Through Trust, 7.125%, 10/22/2023	1,735,424	1,723,560
Total Consumer, Cyclical		21,772,618

Consumer, Non-Cyclical (6.33%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	1,250,000	1,117,277
Conagra Brands Inc, 7.125%, 10/1/2026	1,150,000	1,201,695
HCA Inc, 5.875%, 2/15/2026	1,000,000	989,710
McKesson Corp, 7.650%, 3/1/2027	2,000,000	2,148,210
Spectrum Brands Inc, 5.750%, 7/15/2025	1,500,000	1,417,532
Varex Imaging Corp, 7.875%, 10/15/2027 (144A)	2,300,000	2,256,359
Total Consumer, Non-Cyclical		9,130,783

Energy (6.57%)
Andeavor LLC, 5.125%, 12/15/2026	4,000,000	3,795,758
Exterran Energy Solutions LP / EES Finance Corp, 8.125%, 5/1/2025 (144A)	1,000,000	1,012,500
Hess Corp, 7.300%, 8/15/2031	1,500,000	1,582,372
Parsley Energy LLC / Parsley Finance Corp, 5.625%, 10/15/2027 (144A)	3,000,000	3,083,963
Total Energy		9,474,593

Financial (21.73%)
BAC Capital Trust XIV, 3M US LIBOR floor(4.000%)+0.400% (144A)#,(a),(b)	1,850,000	1,355,054
Cowen Inc, 7.250%, 5/6/2024	1,750,000	1,782,208
Credit Acceptance Corp, 6.625%, 3/15/2026	2,600,000	2,411,500
Doric Nimrod Air Finance Alpha Ltd 2012-1 Class A Pass Through Trust, 5.125%, 11/30/2022 (144A)	342,131	339,497
Fidelity & Guaranty Life Holdings Inc, 5.500%, 5/1/2025 (144A)	1,000,000	982,309
Fifth Third Bancorp, 6.803%, 3M US LIBOR + 3.129%#,(a),(b)	6,718,000	6,393,484
First-Citizens Bank & Trust Co, 6.125%, 3/9/2028	2,000,000	1,986,215
Greystar Real Estate Partners LLC, 5.750%, 12/1/2025 (144A)	1,250,000	1,181,375
JPMorgan Chase & Co, 6.276%, 3M US LIBOR + 3.470%(a),(b)	1,417,000	1,416,979
Principal Financial Group Inc, 5.949%, 5/15/2055(b)	6,110,000	5,839,988
TMX Finance LLC / TitleMax Finance Corp, 11.125%, 4/1/2023 (144A)	2,000,000	1,945,011
USB Capital IX, 3.532%, 3M US LIBOR + 1.020%(a),(b)	7,500,000	5,692,875
Total Financial		31,326,495

Industrial (4.85%)
Fluor Corp, 3.500%, 12/15/2024	688,000	653,617
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	1,646,000	1,546,273
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (144A)	1,500,000	1,466,715
IEA Energy Services LLC, 6.625%, 8/15/2029 (144A)	1,250,000	1,218,750
Mauser Packaging Solutions Holding Co, 5.500%, 4/15/2024 (144A)	1,500,000	1,425,000
WESCO Distribution Inc, 7.125%, 6/15/2025 (144A)	688,000	688,378
Total Industrial		6,998,733

Technology (5.38%)
Dell Inc, 7.100%, 4/15/2028#	3,000,000	3,112,456
Dell International LLC / EMC Corp, 6.100%, 7/15/2027	4,612,000	4,650,934
Total Technology		7,763,390

Utilities (2.24%)
Calpine Corp, 5.250%, 6/1/2026	703,000	662,683
Vistra Operations Co LLC, 5.500%, 9/1/2026 (144A)	1,350,000	1,255,528
Vistra Operations Co LLC, 5.000%, 7/31/2027 (144A)	1,460,000	1,318,745
Total Utilities		3,236,956

Total Corporate Debt (Cost $110,771,830)		100,268,301

Asset Backed Securities (1.76%)
SMB Private Education Loan Trust 2014-A, 4.500%, 9/15/2045 (144A)	3,000,000	2,542,216

Total Asset Backed Securities (Cost $2,904,407)		2,542,216

Preferred Stock (9.92%)	Shares
Argo Group US Inc, 6.500% (144A)	353,068	8,078,196
Bank of America Corp, 7.250%	957	1,122,561
Capital One Financial Corp, 5.000%	71,442	1,402,406
Equity Commonwealth, 6.500%	41,326	1,081,501
The PNC Financial Services Group Inc, 6.850%, 3M US LIBOR + 4.0675%(a),(b)	37,146	942,765
Raymond James Financial Inc, 6.375%	67,642	1,677,522
Total Preferred Stock (Cost $15,173,555)		14,304,951

Investment Companies (11.55%)

Mutual Funds (9.20%)
Blackstone Strategic Credit Fund	65,257	693,682
Delaware Investments National Municipal Income Fund	198,695	2,163,789
Ellsworth Growth and Income Fund Ltd	72,244	578,674
Nuveen Emerging Markets Debt 2022 Target Term Fund	408,143	2,626,400
Nuveen Intermediate Duration Municipal Term Fund	243,309	3,009,732
Nuveen Intermediate Duration Quality Municipal Term Fund#	60,210	719,510
RiverNorth Specialty Finance Corp	42,618	732,177
Vertical Capital Income Fund	305,843	2,728,120
Total Mutual Funds		13,252,084

Exchange-Traded Fund (0.17%)
iShares iBoxx $ Investment Grade Corporate Bond ETF#	2,400	245,880

Money Market Funds (2.18%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 2.780%)	3,150,401	3,150,401

Total Investment Companies (Cost $18,380,599)		16,648,365

Collateral Received For Securities on Loan (6.01%)
First American Government Obligations Fund - Class X (Cost $8,668,998)	8,668,998	8,668,998

Total Investments (Cost $164,829,168) (104.60%)		$150,838,051
Liabilities in Excess of Other Assets (-4.60%)		(6,639,416)
Net Assets (100.00%)		$144,198,635

#	Loaned security; a portion of the security is on loan at September 30, 2022 in the amount of $8,437,192.

(144A)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2022, these securities had a total aggregate market value of $40,977,098, which represented approximately 28.42% of net assets.

(a)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2022 is based on the reference rate plus the displayed spread as of the security’s last reset date.